Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 68	$ 177	$ 363
Other assets	$ 160	$ 316	$ 309